Supplemental Cash Flow Disclosure - Summary of Changes in Operating Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Trade and other receivables	$ (163,066)	$ (8,518,941)
Prepaid expenses	(279,770)	(994,471)
Inventories	(2,674,208)	(17,631,474)
Trade and other payables	2,654,024	11,965,278
Deferred revenues	(1,563,113)	634,393
Provisions	(1,137,281)	733,755
Changes in operating assets and liabilities	$ (3,163,414)	$ (13,811,460)